CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Revenue	¥ 10,752,917	¥ 10,579,609	¥ 8,751,259
Cost of revenue	(4,244,752)	(4,244,398)	(3,234,680)
Gross profit	6,508,165	6,335,211	5,516,579
Selling and administrative expenses	(7,160,276)	(6,370,718)	(6,059,046)
Product development expenses	(609,908)	(611,113)	(565,702)
Other gains, net	305,782	181,114	31,576
Loss from operations	(956,237)	(465,506)	(1,076,593)
Interest income	114,391	125,875	93,025
Interest expense	(147,387)	(79,090)	(92,633)
Share of results of equity investees	(74,111)	(76,810)	(71,866)
Investment loss	(28,677)	(7,889)	(75,097)
Loss before tax	(1,092,021)	(503,420)	(1,223,164)
Income tax expense	(91,019)	(175,896)	(203,824)
Net loss	(1,183,040)	(679,316)	(1,426,988)
Net loss attributable to noncontrolling interests	(13,349)	(99,021)	(147,991)
Accretion to redeemable noncontrolling interests	30,427	28,057	332,117
Net loss attributable to Bitauto Holdings Limited	¥ (1,200,118)	¥ (608,352)	¥ (1,611,114)
Net loss per share/ADS attributable to ordinary shareholders
Basic	¥ (16.92)	¥ (8.13)	¥ (23.01)
Diluted	¥ (16.92)	¥ (8.13)	¥ (23.16)
Weighted average number of shares/ADSs
Basic	71,108,532	71,305,353	70,154,910
Diluted	71,108,532	71,305,353	70,154,910
Other comprehensive (loss)/income
Foreign currency exchange (losses)/gains, net of tax of nil	¥ 67,803	¥ 153,894	¥ (353,747)
Total comprehensive loss, net of tax	(1,115,237)	(525,422)	(1,780,735)
Total comprehensive (loss)/income attributable to noncontrolling interests	5,104	(78,293)	(227,693)
Accretion to redeemable noncontrolling interests	30,427	28,057	332,117
Total comprehensive loss attributable to Bitauto Holdings Limited	¥ (1,150,768)	¥ (475,186)	¥ (1,885,159)